Prepayment, Deposits and Other Receivables	12 Months Ended
Jun. 30, 2025
Prepayment, Deposits and Other Receivables [Abstract]
Prepayment, deposits and other receivables

Note 5 — Prepayment, deposits and other receivables

Prepayment, deposits and other receivables included the following:

	As of June 30,
	2024	2025
	HKD	HKD	US$
Prepayments (1)	$698,581	$153,818	$19,595
Other deposits (2)	1,335,268	872,428	111,139
Rental deposits	-	516,293	65,770
Remuneration receivables from the customers to customers’ employees (3)	753,715	432,116	55,048
Total Prepayment, deposits and other receivables, net	$2,787,564	$1,974,655	$251,552

(1)	It includes the expenses paid in advance to service providers.

(2)	It is refundable deposits to in-country partners upon the termination of services.

(3)	It represents the unsettled payments from customers in respect of the Group’s invoices issued for payments of salaries and other statutory contributions (if applicable) of employees of the customers.